Summary of Significant Accounting Policies (Details)	9 Months Ended			12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) Segment $ / shares	Sep. 30, 2023	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) Segment $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021
Class of Stock [Line Items]
Salvage value percentage	0.00%	0.00%		0.00%	0.00%
Ordinary share, par value (in Dollars per share) | $ / shares	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Contract revenue rate	40.00%	40.00%		40.00%	40.00%
Number of operating segment	1	1		1	1
Lease term	12 months	12 months		12 months	12 months
Right-of-use assets (in Dollars)	$ 293,168	$ 293,168		$ 283,847	$ 283,847	$ 383,670
Lease liabilities (in Dollars)	$ 336,527	$ 336,527		$ 326,107	$ 326,107	$ 426,838
Borrowing cost rate	0.125%			0.125%
Lease payments rate	6.60%	6.60%		5.00%	5.00%	5.00%
Threshold rate	5.00%			5.00%
Income tax percentage	5.00%			5.00%
Previously Reported [Member]
Class of Stock [Line Items]
Lease payments rate				6.60%	6.60%
Supplier [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Class of Stock [Line Items]
Concentration risk, percentage				10.00%
Suppliers One [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Class of Stock [Line Items]
Concentration risk, percentage	10.00%			30.60%
Suppliers One [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member] | Minimum [Member]
Class of Stock [Line Items]
Concentration risk, percentage	13.60%
Suppliers Four [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Class of Stock [Line Items]
Concentration risk, percentage				10.00%		69.80%
Suppliers Four [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member] | Maximum [Member]
Class of Stock [Line Items]
Concentration risk, percentage				30.60%
No Vendors [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Class of Stock [Line Items]
Concentration risk, percentage	15.30%		21.50%
Vendor Two [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Class of Stock [Line Items]
Concentration risk, percentage						55.30%	35.60%
One Vendors [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Class of Stock [Line Items]
Concentration risk, percentage	10.00%
One Vendors [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Class of Stock [Line Items]
Concentration risk, percentage			10.00%
Other Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Class of Stock [Line Items]
Concentration risk, percentage				10.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Class of Stock [Line Items]
Concentration risk, percentage				10.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Concentration risk, percentage				96.30%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Maximum [Member]
Class of Stock [Line Items]
Concentration risk, percentage				96.30%
Revenue [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Class of Stock [Line Items]
Concentration risk, percentage	10.00%			10.00%
Revenue Benchmark One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Class of Stock [Line Items]
Concentration risk, percentage						10.00%
Revenue Benchmark Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Class of Stock [Line Items]
Concentration risk, percentage	10.00%						10.00%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Class of Stock [Line Items]
Concentration risk, percentage	10.00%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member]
Class of Stock [Line Items]
Concentration risk, percentage	15.00%
Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of operating segment	1			1